Impact of Interest Rate Exposure (Detail) - Interest Rate Risk Sensitivity Analysis - Interest Rate Contract - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 20, 2018
Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	R$ 11,913,241
Probable Scenario | CDI Indexed Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	6,520,107
Probable Scenario | TJLP Indexed Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	5,393,134
Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	15,020,248
Impact of Interest Rate Exposure, gain (loss)		R$ 3,107,007
Possible Scenario | CDI Indexed Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	8,082,306
Possible Scenario | TJLP Indexed Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	6,937,942
Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	23,927,414
Impact of Interest Rate Exposure, gain (loss)		R$ 12,014,173
Remote Scenario | CDI Indexed Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	11,895,460
Remote Scenario | TJLP Indexed Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	R$ 12,031,954